Financial instruments - fair values and risk management - Exposure to credit risk and ECL for Trade receivables (Details) - Credit risk - Trade receivables - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ 42,748	$ 33,730
Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ (1,455)	$ (1,453)
Baa3 To A3
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Expected credit loss rate	0.02%	0.03%
Baa3 To A3 | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ 41,301	$ 32,283
Baa3 To A3 | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ (8)	$ (6)
Ca-C To Aa2
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Expected credit loss rate	100.00%	100.00%
Ca-C To Aa2 | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ 1,447	$ 1,447
Ca-C To Aa2 | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ (1,447)	$ (1,447)